Business Combinations, Unaudited Pro forma Consolidated Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unaudited Pro forma Consolidated Financial Information [Abstract]
Revenue	$ 1,149,670	$ 1,033,187	$ 951,182
Net income	2,589	1,289	22,381
Revenues	22,900	55,700	$ 63,100
Liabilities recorded amount related to unwind agreements	$ 0	$ 0